Related party transactions - Key management personal compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Short-term employee benefits	$ 4,972	$ 4,123
Other long-term benefits	43	46
Share-based payments	15,329	17,093
Total	$ 20,344	$ 21,262